Note 9 - Share Capital	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	SHARE CAPITAL

(a)	Issued and outstanding

The Company is authorized to issue an unlimited number of common shares without par value.

As at
December 31, 2020,
there were
94,813,122
shares outstanding (
December 31, 2019:
86,545,847
).

On
April 30, 2020,
the Company closed a non-brokered private placement offering and issued
4,528,302
common shares at
C$13.25
for gross proceeds of
C$60
million (
$43,134
) to Mr. Eric Sprott, through
2176423
Ontario Ltd., a corporation beneficially controlled by him.

On
September 8, 2020,
the Company completed a
$50,000
at-the-market equity program (“the ATM Program”) previously established on
June 29, 2020.
The Company sold and issued
3,092,783
common shares under the ATM Program at an average price of
$16.17
per share for gross and net proceeds of
$50,000
and
$48,625
respectively. Under the ATM Program, the Company was permitted to issue up to an aggregate of
$50
million worth of common shares from treasury at prevailing market prices to the public through the NYSE American or any other marketplace on which the common shares are listed, quoted or otherwise traded in the United States. The volume and timing of distributions under the ATM Program was determined at the Company's sole discretion, subject to applicable regulatory limitations.

The aggregate gross and net proceeds from the combined private placement and ATM Program offerings amounted to
$93,134
and
$89,164
respectively.

During the year ended
December 31, 2020,
418,294
stock options were exercised for cash proceeds of
$3,337.
An additional
365,483
stock options were exercised under a less dilutive cashless exercise provision of the plan, whereby
139,273
shares were issued in settlement of the stock options, and the remaining
226,210
options were cancelled.

During the year ended
December 31, 2019,
442,052
stock options were exercised for cash proceeds of
$2,819.
An additional
812,323
stock options were exercised under a less dilutive cashless exercise provision of the plan, whereby
428,934
shares were issued in settlement of the stock options, and the remaining
383,389
options were cancelled.

During the year ended
December 31, 2020,
3,334
restricted share units,
17,048
performance share and
60,000
deferred share units were converted into shares.

During the year ended
December 31, 2019,
43,343
restricted share units,
31,876
performance share units and
60,166
deferred share units were converted into shares.

During the year ended
December 31, 2020,
8,241
shares were issued in lieu of a
$100
mineral property option payment (
Note
7
(a)
).

(b)	Stock options

The Company
may
enter into Incentive Stock Option Agreements with officers, employees, and consultants. On
June 18, 2020,
the Shareholders re-approved the Company's rolling Stock Option Plan (the “Plan”). The maximum number of common shares that may
be issuable under the Plan is set at
5%
of the number of issued and outstanding common shares on a non-diluted basis at any time, provided that the number of common shares issued or issuable under the combined Plan and Share Unit Plan (
Note
9
(c)
) shall
not
exceed
5%
of the issued and outstanding common shares of the Company on a non-diluted basis. Options granted under the Plan have a maximum term of
5
years. As at
December 31, 2020,
there were
1,018,067
stock options outstanding under the Plan.

Stock option grants are recommended for approval to the Board of Directors by the Compensation Committee consisting of three
independent members of the Board of Directors. At the time of a stock option grant, the exercise price of each option is set and in accordance with the Plan, cannot be lower than the market value of the common shares at the date of grant.

The following table summarizes the Company's option activity for the year:

		Weighted		Weighted
	Year ended	average	Year ended	average
	December 31,	exercise price	December 31,	exercise price
	2020	(C$/option)	2019	(C$/option)

Outstanding, beginning of year	1,229,341	$12.99	2,134,294	$9.59
Granted	572,503	17.64	392,967	13.41
Forfeited	-	-	(43,545)	15.09
Exercised for cash	(418,294)	10.73	(442,052)	8.55
Exercised cashless	(365,483)	14.29	(812,323)	6.57

Outstanding, end of year	1,018,067	$16.07	1,229,341	$12.99

During the year ended
December 31, 2020,
572,503
stock options were granted (
December 31, 2019:
392,967
) with a weighted average grant date fair value of
$2,546
or
$4.45
per option (
December 31, 2019:
$1,231
or
$3.13
). The stock options have a
five
-year term to expiry, and vest
1/
3
in each of
12,
24,
and
36
months from the date of grant.

The Company estimated the fair value of the option using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,	December 31,
	2020	2019
Risk-free interest rate	0.91%	1.64%
Expected volatility	46%	44%
Expected dividend yield	nil	nil
Expected life ( years )	3	3

The expected volatility assumption was calculated with reference to the Company's historical share price volatility up to the grant date to reflect a term approximate to the expected life of the option.

During the year ended
December 31, 2020,
783,777
stock options were exercised (
December 31, 2019:
1,254,375
) with a weighted average market share price at the date of exercise of
C$21.79
(
December 31, 2019:
C$13.82
).

The following table summarizes the Company's stock options outstanding and exercisable as at
December 31, 2020:

Exercise price			Number	Number	Weighted average remaining
($C/option)			outstanding	exercisable	contractual life (years)
	12.75		12,500	-	3.85
	13.46		279,965	147,495	3.28
	13.91		97,544	97,544	1.93
	14.98		341,448	-	4.16
	17.55		55,555	55,555	0.93
	21.57		231,055	-	4.94
C$12.75	-	C$21.57	1,018,067	300,594	3.70

During the year ended
December 31, 2020,
the Company recorded share based payment expense of
$1,069
(
December 31, 2019:
$1,044
) relating to stock options vested to employees and consultants in the period of which
$15
(
December 31, 2019:
nil
) was capitalized to exploration and evaluation assets.

(c)	Restricted and performance share units

On
June 18, 2020,
the Shareholders re-approved a share unit plan (the “Share Unit Plan”) for the benefit of the Company's officers, employees and consultants. The Share Unit Plan provides for the issuance of common shares from treasury, in the form of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”). The maximum number of common shares that may
be issuable under the Share Unit Plan is set at
1.5%
of the number of issued and outstanding common shares on a non-diluted basis, provided that the number of common shares issued or issuable under the combined Share Unit Plan and Stock Option Plan (
Note
9
(b)
) shall
not
exceed
5%
of the issued and outstanding common shares on a non-diluted basis. RSUs and PSUs granted under the Share Unit Plan have a term of
5
years unless otherwise specified by the Board, and each unit entitles the participant to receive one
common share of the Company subject to vesting criteria, and in the case of PSUs, performance criteria.

During the year ended
December 31, 2020,
39,063
RSUs were granted (
December 31, 2019:
10,000
) under the Company's Share Unit Plan, with
30,981
vesting in
12
months from the grant date, and
8,082
vesting in
13
months from the date of grant, all with a
five
-year term to expiry. The RSUs had a grant date fair value of
$11.26
per RSU (
December 31, 2019:
$10.10
) as determined using the fair market value of the common shares on the date of grant. In the year ended
December 31, 2020,
3,334
RSUs (
December 31, 2019:
43,343
) were converted and settled in common shares.

During the year ended
December 31, 2020,
146,755
PSUs were granted (
December 31, 2019:
91,406
) under the Company's Share Unit Plan with a
five
-year term to expiry. Of the grant,
97,837
PSUs are performance-based awards and vest upon the achievement of specified targets over a three
-year performance period. PSUs for which the performance targets are not
achieved during the performance period, shall automatically be forfeited and canceled. The remainder of the grant,
48,918
PSUs with a
five
-year term to expiry, are subject to a market share price performance factor measured over a three
-year performance period, resulting in a PSU vesting range from
50%
(
24,459
) to
150%
(
73,377
) PSUs. The PSUs had a weighted average grant date fair value of
$13.65
per PSU as determined using the fair market value of the common shares on the date of grant.

The
three
-year performance period for the
2017
PSU grant ended on
December 5, 2020
and resulted in a PSU vesting of
18.34%
of the initial grant or
15,475
PSUs. Consequently,
68,916
PSUs did
not
vest and were cancelled.

During the year ended
December 31, 2020,
17,048
PSUs were converted and settled in common shares (
December 31, 2019:
31,876
).

As at
December 31, 2020,
there were
45,729
RSUs and
249,276
PSUs issued and outstanding under the Share Unit Plan, of which
14,857
PSUs had vested and are convertible into common shares of the Company. Included in the PSUs at
December 31, 2020,
are
87,664
PSUs with vesting conditions subject to a market share price performance factor measured over a three
-year performance period, resulting in a PSU payout range from
0%
or
nil
PSUs to
200%
or
175,328
PSUs and
48,918
PSUs with vesting conditions also subject to a market share price performance factor measured over a three
-year period, resulting in a PSU payout range from
50%
(
24,459
PSUs) to
150%
(
73,377
PSUs).

The Company recognized a share-based payment expense of
$1,201
(
December 31, 2019:
$731
) relating to RSUs and PSUs vesting in the period.

(d)	Deferred share units

On
June 18, 2020,
the Shareholders re-approved a Deferred Share Unit Plan (the “DSU Plan”) for the benefit of the Company's non-executive directors. The DSU Plan provides for the issuance of common shares from treasury, in the form of Deferred Share Units (“DSUs”). Directors may
also elect to receive all or a portion of their annual retainer and meeting fees in the form of DSUs. DSUs may
be settled in cash or in common shares issued from treasury, as determined by the Board at the time of the grant. The maximum number of common shares that may
be issuable under the DSU Plan is set at
1.0%
of the number of issued and outstanding common shares on a non-diluted basis.

During the year ended
December 31, 2020,
64,757
DSUs were granted under the plan (
December 31, 2019:
141,386
). In addition,
10,482
DSUs (
December 31, 2019:
19,955
) were granted to directors who elected to receive all or a portion of their annual retainer and meeting fees in the form of DSUs rather than cash. A DSU share-based payment expense of
$867
was recognized in the year ended
December 31, 2020 (
December 31, 2019:
$797
). Under the DSU plan,
no
common shares are to be issued, or cash payments made to, or in respect of a participant in the DSU Plan prior to such eligible participant's termination date. During the year ended
December 31, 2020,
60,000
DSUs (
December 31, 2019:
60,166
) were converted and settled in common shares. As at
December 31, 2020,
there are
569,153
DSUs issued and outstanding under the DSU Plan, all of which have vested.

As at
December 31, 2020,
there are
1,882,225
common shares issuable under the combined share compensation arrangements referred to above (the Plan, the Share Unit Plan and the DSU Plan) representing
1.99%
of the issued and outstanding common shares on a non-diluted basis, and there are
3,806,562
share-based awards available for grant under these combined share compensation arrangements.